Stock-based Compensation (Details) - Summaries of Outstanding and Exercisable Options shares in Thousands	12 Months Ended
Dec. 31, 2014 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	1,245
Options Outstanding, Weighted-Average Outstanding Contractual Life	6 years 7 months 20 days
Options Outstanding, Weighted-Average Exercise Price | $ / shares	$ 3.69
Options Exercisable, Number Exercisable	543
Options Exercisable, Weighted-Average Exercise Price | $ / shares	$ 5.51
Under $1.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	53
Options Outstanding, Weighted-Average Outstanding Contractual Life	6 months
Options Outstanding, Weighted-Average Exercise Price | $ / shares	$ 0.93
Options Exercisable, Number Exercisable	52
Options Exercisable, Weighted-Average Exercise Price | $ / shares	$ 0.93
$1.00 - $2.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	645
Options Outstanding, Weighted-Average Outstanding Contractual Life	8 years 3 months 18 days
Options Outstanding, Weighted-Average Exercise Price | $ / shares	$ 1.87
Options Exercisable, Number Exercisable	160
Options Exercisable, Weighted-Average Exercise Price | $ / shares	$ 1.83
$2.01 - $3.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	87
Options Outstanding, Weighted-Average Outstanding Contractual Life	9 years 6 months 14 days
Options Outstanding, Weighted-Average Exercise Price | $ / shares	$ 2.81
Options Exercisable, Number Exercisable	0
Options Exercisable, Weighted-Average Exercise Price | $ / shares	$ 0
$3.01 - $4.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	130
Options Outstanding, Weighted-Average Outstanding Contractual Life	9 years 6 months 14 days
Options Outstanding, Weighted-Average Exercise Price | $ / shares	$ 3.32
Options Exercisable, Number Exercisable	8
Options Exercisable, Weighted-Average Exercise Price | $ / shares	$ 3.2
$4.01 - $5.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	25
Options Outstanding, Weighted-Average Outstanding Contractual Life	3 years 5 months 26 days
Options Outstanding, Weighted-Average Exercise Price | $ / shares	$ 4.24
Options Exercisable, Number Exercisable	24
Options Exercisable, Weighted-Average Exercise Price | $ / shares	$ 4.24
$5.01 - $6.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	96
Options Outstanding, Weighted-Average Outstanding Contractual Life	2 years 3 months 14 days
Options Outstanding, Weighted-Average Exercise Price | $ / shares	$ 5.56
Options Exercisable, Number Exercisable	96
Options Exercisable, Weighted-Average Exercise Price | $ / shares	$ 5.56
$6.01 - $7.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	84
Options Outstanding, Weighted-Average Outstanding Contractual Life	2 years 5 months 26 days
Options Outstanding, Weighted-Average Exercise Price | $ / shares	$ 6.14
Options Exercisable, Number Exercisable	78
Options Exercisable, Weighted-Average Exercise Price | $ / shares	$ 6.14
Greater than $7.01 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	125
Options Outstanding, Weighted-Average Outstanding Contractual Life	2 years 1 month 28 days
Options Outstanding, Weighted-Average Exercise Price | $ / shares	$ 12.08
Options Exercisable, Number Exercisable	125
Options Exercisable, Weighted-Average Exercise Price | $ / shares	$ 12.08